Share-based compensation - Summarizes activity relating to options to purchase stock (Details) - USD ($)		12 Months Ended
	Mar. 08, 2020	Dec. 31, 2020
Number of Shares
Outstanding at the beginning
Granted		659,006
Forfeited		0
Outstanding at the end		659,006
Vested and expected to vest		659,006
Options exercisable		53,000
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)
Granted (in dollars per share)		$ 10.33
Outstanding at the end (in dollars per share)		10.33
Vested and expected to vest (in dollars per share)		10.33
Options exercisable (in dollars per share)		$ 25.00
Weighted-Average Remaining Contractual Term (in years) and Aggregate Intrinsic Value
Outstanding (in years)		5 years 2 months 12 days
Vested and expected to vest (in years)		5 years 2 months 12 days
Options exercisable (in years)		3 years 9 months 18 days
Outstanding at the end (in dollars)		$ 9,670,120
Vested and expected to vest (in dollars)		9,670,120
Options exercisable (in dollars)		$ 0
Weighted-average grant date fair value of stock options grated		$ 4.85
Number of stock options exercised	18,000	0
Stock option forfeitures		0